30.Insurance	12 Months Ended
Dec. 31, 2018
Insurance
Insurance

30.Insurance

As of December 31, 2018, the most relevant insurance coverage by nature, considering the aircraft fleet in relation to the maximum reimbursable amounts indicated in U.S. dollars, along with Smiles’ insurance coverage, is as follows:

	In thousands of Brazilian Reais	In thousands of U.S. dollars
GLA
Guarantee - hull/war	329,358	85,000
Civil liability per event/aircraft (a)	2,906,100	750,000
Inventories (local) (b)	968,700	250,000
Smiles
Rent insurance (Rio Negro – Alphaville complex)	1,238	-
D&O liability insurance	100,000	-
Fire insurance (Property insurance Rio Negro – Alphaville complex)	12,747	-

(a)  In accordance with the agreed amount for each aircraft up to the maximum limit indicated.

(b)   Values per incident and annual aggregate.

Pursuant to Law No. 10,744 of October 9, 2003, the Brazilian government assumed the commitment to complement any civil-liability expenses related to third parties caused by war or terrorist events, in Brazil or abroad, which GLA may be required to pay, for amounts exceeding the limit of the insurance policies effective since September 10, 2001, limited to the amount in Brazilian Reais equivalent to US$1.0 billion.